Accounts payable, accruals and other payables (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Financial items
Accounts payables		$ 6,872,144	$ 5,709,577
Captain payables		91,573	367,436
Salaries payable		277,906	372,034
Accrued expenses		2,123,118	2,592,446
Credit facility		17,226	158,203
LTRA payable			78,125
Other payables		154,468	98,745
Total		9,536,435	9,376,566
Other payables non-current portion		30,850	30,850
Accounts payable accruals and other current payables		9,505,585	9,345,716
Non-financial items
Advances from individual customers (e-wallets)	[1]	5,824	5,690
Total accounts payable, accruals and other payables		$ 9,511,409	$ 9,351,406

[1]	Advances from individual customers (e-wallets) are used by customers against future bookings.